Securities (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Securities (Textuals) [Abstract]
Losses recorded in (reclassified from) other comprehensive income	$ (6,000,000)	$ 368,000,000
Proceeds from securities sold, as percentage of amortized cost	3.00%	3.00%	2.00%
U.S. government-sponsored enterprise obligations, fair values	94,200,000,000	153,000,000,000
Other-than-temporary impairment losses recorded in accumulated other comprehensive income (loss) on available-for-sale debt securities, before tax	133,000,000	368,000,000
U.S. government agencies and U.S. government-sponsored enterprises securities that exceeded 10% of stockholders' equity	10.00%
Due period of residential mortgage-backed securities and collateralized mortgage obligations	10 years or more
Duration for agency residential mortgage-backed securities	5 years
Duration for agency residential collateralized mortgage backed obligations	3 years
Duration for nonagency residential collateralized mortgage obligations	6 years
Other-than-temporary impairment losses recognized in income on certain subprime mortgage-backed securities		7,000,000
Mortgage-backed securities [Member]
Securities (Textuals) [Abstract]
Gross unrealized losses, related to securities having unrealized loss position for longer than 12 months, Prime and Alt-A non-agency	200,000,000
Below investment grade credit enhancement		9.00%
Investment grade credit enhancement		24.00%
Prime and Alt A [Member]
Securities (Textuals) [Abstract]
Gross unrealized losses, related to securities having unrealized loss position for longer than 12 months, Prime and Alt-A non-agency	250,000,000
Weighted average underlying default rate	21.00%
Weighted average loss severity rate	50.00%
Subprime (Member)
Securities (Textuals) [Abstract]
Recovery of Other-than-temporary impairment losses on certain subprime mortgage-backed securities the Firm sold		1,000,000
Losses due to other-than temporary impairment of subprime mortgage-backed securities			76,000,000
Collateralized loan obligations [Member] | Asset-backed securities [Member]
Securities (Textuals) [Abstract]
Losses recorded in (reclassified from) other comprehensive income	(6,000,000)
Gross unrealized losses related to collateralized loan obligations	$ 210,000,000
Collateral default rates during the current period	2.10%
Collateralized loan obligations [Member]
Securities (Textuals) [Abstract]
Collateral default rates after the current period	5.00%
Loss severities for loans	48.00%
Loss severities for debt securities	78.00%
Time period after which losses on collateral were estimated to occur	18